Cover	12 Months Ended
Jan. 31, 2022
Cover [Abstract]
Document Type	POS AM
Document Period End Date	Jan. 31, 2022
Entity Registrant Name	Planet Labs PBC
Entity Central Index Key	0001836833
Amendment Flag	true
Amendment Description	The original registration statement (the “Existing Registration Statement”) of Planet Labs PBC (“Planet”) on Form S-1 (File No. 333-261923) declared effective by the Securities and Exchange Commission (the “SEC”) on January 6, 2022, to which this Registration Statement is a Post-Effective Amendment No. 2 (this “Registration Statement”), covered (i) the resale of 96,786,662 shares of Class A common stock, par value $0.0001 per share (the “Class A common stock”), by certain of the securityholders named in this prospectus (each a “Registered Holder” and, collectively, the “Registered Holders”), including 21,157,586 shares of Class A common stock issuable upon the transfer or conversion of up to 21,157,586 shares of Class B common stock, par value $0.0001 per share, issued or issuable in connection with the business combination (the “Business Combination”) between Planet Labs Inc. and dMY Technology Group, Inc. IV (“dMY IV”); (ii) the resale by certain Registered Holders of up to 1,363,014 shares of Class A common stock upon the settlement of restricted stock units; (iii) the issuance by us of up to 6,585,895 shares of Class A common stock upon the exercise of outstanding options; (iv) the resale of 14,558,333 shares of Class A common stock initially issued to dMY Sponsor IV, LLC (the “dMY Sponsor”) or issuable upon exercise of warrants held by dMY Sponsor originally issued in a private placement in connection with the initial public offering of dMY IV (the “Private Placement Warrants”); (v) the resale of 25,200,000 shares of Class A common stock issued in the PIPE Investment (as defined below) by certain of the Registered Holders; (vi) the issuance by us of up to 12,833,315 shares of Class A common stock upon the exercise of outstanding warrants to purchase our Class A common stock (the “Warrants”); (vii) the resale by certain Registered Holders of 1,900,739 shares of Class A common stock issued as partial consideration for an acquisition consummated in December 2021; and (viii) the resale by certain Registered Holders of 1,065,593 shares of Class A common stock issuable upon exercise of an outstanding warrant assumed from Planet Labs Inc. This Post-Effective Amendment No. 2 to the Existing Registration Statement contains an updated prospectus relating to the offering and sale of the securities registered by the Existing Registration Statement.All filing fees payable in connection with the registration of the securities covered by this Registration Statement were paid by the Registrant at the time of the initial filing of the Existing Registration Statement. No additional securities are registered hereby.
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false